Income Taxes (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Feb. 22, 2008	Jun. 30, 2017 USD ($) jurisdiction	Jun. 30, 2016 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Number of taxable jurisdictions | jurisdiction		2
Components of loss before income taxes
Income before income tax expenses		$ 147,441	$ 33,925
Loss from non-China operations		(23,737)	(14,620)
Income from China operations		171,178	48,545
Income tax expense applicable to China operations		$ 27,679	$ 2,344
Effective tax rate for China operations (as a percent)		16.20%	4.80%
Cayman Islands
Components of loss before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
China
Components of loss before income taxes
Income tax rate (as a percent)		25.00%		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%
Percentage of ownership interests held by foreign investors		25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%
China | Software enterprise
Components of loss before income taxes
Period of income tax exemption	2 years
Reduction in preferential tax rate (as a percent)	50.00%	50.00%
Preferential statutory rate (as a percent)	12.50%	12.50%
Period of reduced preferential income tax rate	3 years